TRADING ACCOUNT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
TRADING ACCOUNT ASSETS AND LIABILITIES
Trading account assets and liabilities
In millions of dollars	2012	2011
Trading account assets
Mortgage-backed securities (1)
U.S. government-sponsored agency guaranteed	$31,160	$27,535
Prime	1,248	877
Alt-A	801	609
Subprime	812	989
Non-U.S. residential	607	396
Commercial	2,441	2,333
Total mortgage-backed securities	$37,069	$32,739
U.S. Treasury and federal agency securities
U.S. Treasury	$17,472	$18,227
Agency obligations	2,884	1,172
Total U.S. Treasury and federal agency securities	$20,356	$19,399
State and municipal securities	$3,806	$5,364
Foreign government securities	89,239	79,551
Corporate	35,224	37,026
Derivatives (2)	54,620	62,327
Equity securities	56,998	33,230
Asset-backed securities (1)	5,352	7,071
Other debt securities	18,265	15,027
Total trading account assets	$320,929	$291,734
Trading account liabilities
Securities sold, not yet purchased	$63,798	$69,809
Derivatives (2)	51,751	56,273
Total trading account liabilities	$115,549	$126,082

(1)	The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 22 to the Consolidated Financial Statements.
(2)	Presented net, pursuant to enforceable master netting agreements. See Note 23 to the Consolidated Financial Statements for a discussion regarding the accounting and reporting for derivatives.